Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Accrued Liabilities [Abstract]
Schedule of accrued liabilities	Accrued liabilities consisted of the following:
	March 31, 2023	December 31, 2022
Accrued compensation	$532,973	$1,501,736
Accrued professional fees	1,390,130	794,021
Accrued insurance	363,158	590,936
Accrued sales and property taxes	1,294,305	171,660
Other accrued expenses	75,702	84,624
Total accrued expenses	$3,656,268	$3,142,977